Staff costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff costs
Wages and salaries	SFr 243,629	SFr 176,815	SFr 172,163
Social charges and insurances	26,843	19,572	19,362
Value of share-based services (note 15)	17,544	29,921	49,241
Retirement benefit (note 21)	(45,425)	12,219	12,320
Total staff costs	SFr 242,591	SFr 238,527	SFr 253,086